Share-based payments (Tables)	6 Months Ended
Jun. 30, 2024
Share-based payments
Schedule of share-based payment transactions

	June 30, 2024	June 30, 2023
	£’000	£’000
EMI Scheme	260	487
2021 Incentive plan	4,351	6,513
Non-Executive Director awards	174	56
Total Expense Recognised	4,785	7,056

EMI Scheme
Share-based payments
Schedule of movements in outstanding share options and weighted average exercise prices

	June 30, 2024		December 31, 2023
		Average		Average
		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	11,702,317	0.25	21,011,084	0.19
Granted during the period	—	—	—	—
Grant arising due to scheme modification	—	—	—	—
Exercised during the period	—	—	(7,686,919)	0.10
Forfeited during the period	(1,626,460)	0.12	(1,621,848)	0.24
Outstanding, end of period	10,075,857	0.27	11,702,317	0.25

2021 Incentive Plan
Share-based payments
Schedule of movements in outstanding share options and weighted average exercise prices

	June 30, 2024		December 31, 2023
		Average		Average
		exercise price		exercise price
	Number	(£)	Number	(£)
Outstanding, start of period	9,985,971	0.12	4,355,669	1.44
Granted during the period	1,114,835	—	7,370,598	0.06
Exercised during the period	(217,121)	—	(1,024,523)	—
Forfeited during the period	(134,817)	0.36	(715,773)	0.77
Outstanding, end of period	10,748,868	0.11	9,985,971	0.12